SHARE-BASED COMPENSATIONS (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Overview of Share-Based Compensation Arrangements

Overview of share-based compensation arrangements

		Exercise price	Fair value	Number of warrants	Outstanding warrants at December 31
Warrant plan	Expiry date	(in €)	(in €)	granted	2017	2016
Plan - July 13, 2006	July 12, 2018	2.00	1.26	875,000	210,000	560,000
Plan - December 29, 2006	December 28, 2018	2.80	1.76	67,500	5,000	9,500
Plan - June 14, 2007	June 13, 2019	2.80	1.80	212,500	0	0
Plan - October 12, 2007	October 11, 2017	7.00	3.78	10,713	0	3,517
Plan - Augustus 22, 2008	August 21, 2015	4.88	3.11	75,000	0	0
Plan - Augustus 22, 2008	August 21, 2020	4.88	3.11	300,000	70,417	73,917
Plan - September 29, 2009	September 28, 2016	6.99	5.25	205,400	0	0
Plan - October 30, 2009	October 29, 2016	8.19	5.07	170,000	0	0
Plan - December 3, 2010	December 2, 2017	8.24	4.49	85,500	0	25,250
Plan - April 28, 2011	April 27, 2016/2018	8.68	3.78-4.48	387,050	22,500	72,892
Plan - February 1, 2012	January 31, 2017/2019	3.21	1.38-1.64	748,750	91,950	119,512
Plan - April 26, 2012	April 25, 2017/2019	3.23	1.47-1.74	162,500	0	46,875
Plan - November 6, 2012	November 5, 2017/2019	5.44	2.15-2.89	17,868	0	5,269
Plan - January 29, 2013	January 28, 2019	6.46	3.18-4.04	391,330	186,206	297,744
Plan - August 5, 2013	August 4, 2020	6.79	3.86-4.07	324,840	64,590	258,693
Plan - November 25, 2013	November 24, 2018	7.27	3.86-4.07	50,000	50,000	50,000
Plan - April 24, 2014	April 23, 2019/2021	8.81	3.06-3.80	327,224	287,732	295,469
Plan - March 16, 2015	March 15, 2022	9.98	3.71-3.92	442,801	425,019	439,936
Plan - September 14, 2015	September 13, 2022	12.10/12.29	5.20	233,000	215,500	218,300
Plan - February 24, 2016	February 23, 2023	12.02	4.92	429,479	377,899	416,952
Plan - February 22, 2017	February 21, 2024	12.33	5.11	527,061	499,745	0
Plan - September 20, 2017	September 19, 2024	12.26-14.53	4.77	291,500	291,500	0

Total				6,335,016	2,798,058	2,893,880

Reconciliation of share options outstanding

The following reconciles the share options outstanding at the beginning and end of the year:

	Number of warrants	Average exercise price (in €)
Outstanding warrants at January 1, 2015	3,015,978	5.71

Granted	525,801	10.34
Forfeited	(67,569)	7.16
Exercised	(798,215)	5.90
Expired	(964)	8.59

Outstanding warrants at December 31, 2015	2,675,031	6.22

Granted	579,479	12.04
Forfeited	(69,742)	9.45
Exercised	(575,638)	3.91
Expired	0	0.00

Outstanding warrants at December 31, 2016	2,609,130	7.94

Granted	818,561	12.33
Forfeited	(68,227)	11.27
Exercised	(654,412)	0.24
Expired	(4,494)	12.16

Outstanding warrants at December 31, 2017	2,700,558	11.30

Summary of Valuation of Fair Value of Warrants

The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables used in this model are:

Warrant plan	Expected dividend yield	Expected stock price volatility	Risk-free interest rate	Expected duration	Fair value (in €)
Plan - July 13,2006	0.00	60.0%	3.95%	7.00	0.63
Plan - December 29, 2006	0.00	60.0%	3.95%	7.00	0.88
Plan - June 14, 2007	0.00	60.0%	4.63%	7.00	0.90
Plan - October 12, 2007	0.00	60.0%	4.22%	4.78	3.78
Plan - Augustus 22, 2008	0.00	60.0%	4.42%	7.00	3.11
Plan - September 29, 2009	0.00	60.0%	3.14%	7.00	5.25
Plan - October 30, 2009	0.00	60.0%	3.11%	7.00	5.07
Plan - December 3, 2010	0.00	50.0%	3.46%	7.00	4.49
Plan - April 28, 2011	0.00	55.0%	2.35%-2.84%	5.00-7.00	1.38-1.64
Plan - February 1, 2012	0.00	55.0%	2.83%-3.65%	5.00-7.00	1.47-1.74
Plan - April 26, 2012	0.00	49.0%-56.0%	1.09%-1.78%	5.00-7.00	2.15-2.89
Plan - November 6, 2012	0.00	53.4%-54.0%	1.54%-1.88%	6.60-7.00	3.18-4.04
Plan - January 29, 2013	0.00	52.7%-53.8%	1.56%-2.08%	6.70-7.00	3.86-4.07
Plan - August 5, 2013	0.00	52.7%-53.8%	1.56%-2.08%	6.70-7.00	3.86-4.07
Plan - November 25, 2013	0.00	40.9%	0.91%-1.50%	5.00-7.00	3.06-3.80
Plan - April 24, 2014	0.00	40.6%	0.2%	7.00	3.71-3.92
Plan - March 16, 2015	0.00	40.9%	0.6%	7.00	5.20
Plan - September 14, 2015	0.00	40.9%	0.6%	7.00	5.20
Plan - February 24, 2016	0.00	42.6%	0.2%	7.00	4.92
Plan - February 22, 2017	0.00	39.1%	0.21%	7.00	5.11
Plan - September 20, 2017	0.00	37.7%	0.08%	7.00	4.77